New accounting policies and changes in accounting policies	12 Months Ended
Dec. 31, 2025
New accounting policies and changes in accounting policies
New accounting policies and changes in accounting policies
3. New accounting policies and changes in accounting policies

The Company evaluated and, when necessary, applied for the first time the new standards and interpretations issued by the IASB.

a. New accounting policies and changes in accounting policies

a.1 Accounting policies adopted

The following amendments to standards and guidance issued by the IASB effective on or after January 1, 2025 were evaluated and do not change the accounting practice adopted by the Company:

  IAS 21 – The Effects of Changes in Foreign Exchange Rates

a.2 Accounting policies not adopted

The following new standards, amendments to standards and interpretations of IFRS Accounting Standards issued by the International Accounting Standards - IASB were not adopted since they are not effective in the year ended December 31, 2025. The Company and its subsidiaries plan to adopt these new standards, amendments and interpretations, if applicable, when they become effective.

  IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments and Contracts Referencing Nature-dependent Electricity
  IFRS 18 – Presentation and Disclosure in Financial Statements
  IFRS 19 – Subsidiaries without Public Accountability